Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Mar. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidated and Combined Statement of Comprehensive Income
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2016
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$2,157,398	$225,901	$(112,565)	$2,270,734
Cost of sales	—	1,615,516	149,043	(113,270)	1,651,289
Gross profit	—	541,882	76,858	705	619,445
Operating expenses:
Research and development	—	12,512	—	—	12,512
Selling, general, and administrative	—	289,957	54,218	—	344,175
Income before interest and income taxes	—	239,413	22,640	705	262,758
Equity in income of subsidiaries	162,257	14,984	—	(177,241)	—
Interest expense, net	(24,351)	—	—	—	(24,351)
Income before income taxes	137,906	254,397	22,640	(176,536)	238,407
Income tax provision	(9,131)	92,140	8,079	282	91,370
Net income	$147,037	$162,257	$14,561	$(176,818)	$147,037
Other comprehensive income (loss), net of tax:
Net income (from above)	$147,037	$162,257	$14,561	$(176,818)	$147,037
Total other comprehensive income (loss)	89	89	5,601	(5,690)	89
Comprehensive income	$147,126	$162,346	$20,162	$(182,508)	$147,126

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2015
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$1,958,204	$240,883	$(115,673)	$2,083,414
Cost of sales	—	1,512,826	158,105	(116,438)	1,554,493
Gross profit	—	445,378	82,778	765	528,921
Operating expenses:
Research and development	—	9,504	14	—	9,518
Selling, general, and administrative	—	225,073	57,956	—	283,029
Goodwill and tradename impairment	—	52,220	—	—	52,220
Income before interest and income taxes	—	158,581	24,808	765	184,154
Equity in income of subsidiaries	98,456	16,900	—	(115,356)	—
Interest expense, net	(30,108)	—	—	—	(30,108)
Income before income taxes	68,348	175,481	24,808	(114,591)	154,046
Income tax provision	(11,180)	77,025	8,446	227	74,518
Net income	$79,528	$98,456	$16,362	$(114,818)	$79,528
Other comprehensive income (loss), net of tax:
Net income (from above)	$79,528	$98,456	$16,362	$(114,818)	$79,528
Total other comprehensive income (loss)	(48,536)	(48,536)	(50,643)	99,179	(48,536)
Comprehensive income (loss)	$30,992	$49,920	$(34,281)	$(15,639)	$30,992

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2014
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$1,805,611	$136,766	$(68,458)	$1,873,919
Cost of sales	—	1,364,790	104,520	(62,694)	1,406,616
Gross profit	—	440,821	32,246	(5,764)	467,303
Operating expenses:
Research and development	—	11,489	2,495	—	13,984
Selling, general, and administrative	—	192,649	26,863	—	219,512
Income before interest and income taxes	—	236,683	2,888	(5,764)	233,807
Equity in income of subsidiaries	142,925	(3,775)	—	(139,150)	—
Interest expense, net	(15,469)	—	—	—	(15,469)
Income before income taxes	127,456	232,908	2,888	(144,914)	218,338
Income tax provision	(5,801)	89,983	3,018	(2,119)	85,081
Net income (loss)	$133,257	$142,925	$(130)	$(142,795)	$133,257
Other comprehensive income (loss), net of tax:
Net income (loss) (from above)	$133,257	$142,925	$(130)	$(142,795)	$133,257
Total other comprehensive income (loss)	(1,104)	(1,104)	(1,505)	2,609	(1,104)
Comprehensive income (loss)	$132,153	$141,821	$(1,635)	$(140,186)	$132,153

Consolidated Balance Sheet
CONSOLIDATED BALANCE SHEET

	March 31, 2016
(Amounts in thousands except share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$133,503	$18,189	$—	$151,692
Net receivables	—	382,662	45,736	—	428,398
Due from affiliates, current	—	19,912	—	(19,912)	—
Net inventories	—	379,658	64,867	(4,285)	440,240
Other current assets	—	26,517	2,817	—	29,334
Total current assets	—	942,252	131,609	(24,197)	1,049,664
Net property, plant, and equipment	—	192,674	10,811	—	203,485
Investment in subsidiaries	2,530,524	36,865	—	(2,567,389)	—
Goodwill	—	911,715	111,736	—	1,023,451
Net intangible assets	—	613,869	36,603	—	650,472
Long-term due from affiliates	—	241,598	—	(241,598)	—
Deferred charges and other non-current assets	—	11,833	3,729	—	15,562
Total assets	$2,530,524	$2,950,806	$294,488	$(2,833,184)	$2,942,634
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$17,500	$—	$—	$—	$17,500
Accounts payable	—	134,334	13,404	—	147,738
Due to affiliates, current	—	—	19,912	(19,912)	—
Accrued compensation	—	43,826	3,568	—	47,394
Accrued income taxes	—	11,698	473	—	12,171
Federal excise tax	—	27,329	372	—	27,701
Other accrued liabilities	—	107,499	8,898	—	116,397
Total current liabilities	17,500	324,686	46,627	(19,912)	368,901
Long-term debt	652,787	—	—	—	652,787
Deferred income tax liabilities	—	127,483	8,192	282	135,957
Accrued pension and postemployment liabilities	—	73,503	—	—	73,503
Long-term due to affiliates	200,070	—	41,528	(241,598)	—
Other long-term liabilities	—	50,048	1,271	—	51,319
Total liabilities	870,357	575,720	97,618	(261,228)	1,282,467
Total stockholders' equity	1,660,167	2,375,086	196,870	(2,571,956)	1,660,167
Total liabilities and equity	$2,530,524	$2,950,806	$294,488	$(2,833,184)	$2,942,634

VISTA OUTDOOR INC.
CONSOLIDATED BALANCE SHEET

	March 31, 2015
(Amounts in thousands except share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$247,375	$16,576	$—	$263,951
Net receivables	—	322,529	39,165	—	361,694
Due from affiliates, current	—	16,516	—	(16,516)	—
Net inventories	—	316,704	63,917	(5,000)	375,621
Other current assets	—	11,496	1,956	—	13,452
Total current assets	—	914,620	121,614	(21,516)	1,014,718
Net property, plant, and equipment	—	179,574	11,033	—	190,607
Investment in subsidiaries	2,025,072	60,289	—	(2,085,361)	—
Goodwill	—	672,891	109,272	—	782,163
Net intangible assets	—	478,919	38,563	—	517,482
Long-term due from affiliates	—	83,643	—	(83,643)	—
Deferred charges and other non-current assets	—	6,218	1,258	—	7,476
Total assets	$2,025,072	$2,396,154	$281,740	$(2,190,520)	$2,512,446
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$17,500	$—	$—	$—	$17,500
Accounts payable	—	122,220	12,212	—	134,432
Due to affiliates, current	—	—	16,516	(16,516)	—
Accrued compensation	—	24,049	3,097	—	27,146
Accrued income taxes	—	7,361	2,208	—	9,569
Federal excise tax	—	22,357	837	—	23,194
Other accrued liabilities	—	83,984	12,087	—	96,071
Total current liabilities	17,500	259,971	46,957	(16,516)	307,912
Long-term debt	322,165	—	—	—	322,165
Deferred income tax liabilities	—	135,284	7,470	285	143,039
Accrued pension and postemployment liabilities	—	59,345	—	—	59,345
Long-term due to affiliates	36,643	—	47,001	(83,644)	—
Other long-term liabilities	—	30,720	501	—	31,221
Total liabilities	376,308	485,320	101,929	(99,875)	863,682
Total stockholders' equity	1,648,764	1,910,834	179,811	(2,090,645)	1,648,764
Total liabilities and equity	$2,025,072	$2,396,154	$281,740	$(2,190,520)	$2,512,446

Consolidated and Combined Statement of Cash Flows
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2016
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(12,750)	$200,015	$10,737	$—	$198,002
Investing Activities
Capital expenditures	—	(38,918)	(2,608)	—	(41,526)
Due from affiliates	—	(279,808)	—	279,808	—
Acquisitions of businesses, net of cash acquired	(466,773)	4,723	—	—	(462,050)
Proceeds from the disposition of property, plant, and equipment	—	116	256	—	372
Cash used for investing activities	(466,773)	(313,887)	(2,352)	279,808	(503,204)
Financing Activities
Due to affiliates	286,923	—	(7,115)	(279,808)	—
Borrowings on line of credit	360,000	—	—	—	360,000
Repayments of line of credit	(360,000)	—	—	—	(360,000)
Proceeds from issuance of long-term debt	350,000	—	—	—	350,000
Payments made on bank debt	(17,500)	—	—	—	(17,500)
Payment from former parent	6,500	—	—	—	6,500
Payments made for debt issue costs	(4,379)	—	—	—	(4,379)
Purchase of treasury shares	(143,194)	—	—	—	(143,194)
Proceeds from employee stock compensation plans	1,173	—	—	—	1,173
Cash provided by (used for) financing activities	479,523	—	(7,115)	(279,808)	192,600
Effect of foreign currency exchange rate fluctuations on cash	—	—	343	—	343
(Decrease) increase in cash and cash equivalents	—	(113,872)	1,613	—	(112,259)
Cash and cash equivalents at beginning of year	—	247,375	16,576	—	263,951
Cash and cash equivalents at end of year	$—	$133,503	$18,189	$—	$151,692

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2015
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(17,258)	$147,935	$23,661	$—	$154,338
Investing Activities
Capital expenditures	—	(38,774)	(4,415)	—	(43,189)
Due from affiliates	—	113,181	—	(113,181)	—
Acquisitions of businesses, net of cash acquired	—	—	—	—	—
Proceeds from the disposition of property, plant, and equipment	—	20	300	—	320
Cash provided by (used for) investing activities	—	74,427	(4,115)	(113,181)	(42,869)
Financing Activities
Due to affiliates	(98,868)	—	(14,313)	113,181	—
Proceeds from issuance of long-term debt	350,000	—	—	—	350,000
Net transfers (to) from former parent	16,181	—	—	—	16,181
Dividend to former parent	(214,000)	—	—	—	(214,000)
Payments made on long-term debt to former parent	(20,087)	—	—	—	(20,087)
Proceeds from issuance of long-term debt to former parent	50,000	—	—	—	50,000
Payments made to extinguish debt	(50,000)	—	—	—	(50,000)
Payments made for debt issue costs	(10,991)	—	—	—	(10,991)
Purchase of treasury shares	(5,097)	—	—	—	(5,097)
Excess tax benefits from share-based plans	120	—	—	—	120
Cash provided by (used for) financing activities	17,258	—	(14,313)	113,181	116,126
Effect of foreign currency exchange rate fluctuations on cash	—	—	(3,648)	—	(3,648)
Increase in cash and cash equivalents	—	222,362	1,585	—	223,947
Cash and cash equivalents at beginning of year	—	25,013	14,991	—	40,004
Cash and cash equivalents at end of year	$—	$247,375	$16,576	$—	$263,951

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2014
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(8,770)	$167,205	$13,875	$—	$172,310
Investing Activities
Capital expenditures	—	(36,443)	(3,791)	—	(40,234)
Due from affiliates	—	(142,646)	—	142,646	—
Acquisitions of businesses, net of cash acquired	(1,344,117)	37,005	5,425	—	(1,301,687)
Proceeds from the disposition of property, plant, and equipment	—	174	—	—	174
Cash used for investing activities	(1,344,117)	(141,910)	1,634	142,646	(1,341,747)
Financing Activities
Due to affiliates	143,571	—	(925)	(142,646)	—
Borrowings on line of credit	200,000	—	—	—	200,000
Repayments of line of credit	(200,000)	—	—	—	(200,000)
Net transfers (to) from former parent	206,678	—	—	—	206,678
Payments made on long-term debt to former parent	(6,362)	—	—	—	(6,362)
Proceeds from issuance of long-term debt to former parent	1,021,273	—	—	—	1,021,273
Payments made for debt issue costs	(12,273)	—	—	—	(12,273)
Cash provided by financing activities	1,352,887	—	(925)	(142,646)	1,209,316
Effect of foreign currency exchange rate fluctuations on cash	—	—	58	—	58
Increase in cash and cash equivalents	—	25,295	14,642	—	39,937
Cash and cash equivalents at beginning of year	—	(282)	349	—	67
Cash and cash equivalents at end of year	$—	$25,013	$14,991	$—	$40,004